Short Term Investment (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Short Term Investment [Abstract]
Short term investment	$ 29,098,513		$ 18,535,354		$ 2,818,068
Bank management products purchased	27,908,201	¥ 201,500,000	18,552,747	¥ 133,500,000
Fair value of bank management products	$ 29,098,513	¥ 207,152,312	$ 18,535,354	¥ 135,295,111